OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net income	$ 51,110	$ 209,897	$ 77,617
Other comprehensive income (loss), net of taxes	(13,896)	11,986	12,728
Comprehensive income	$ 37,214	$ 221,883	$ 90,345